RELATED PARTY TRANSACTIONS AND BALANCE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Other Operating Income, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due from related parties, current	¥ 3,369	¥ 2,803	$ 482
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due from related parties, non-current	¥ 3,369	¥ 2,803
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due to related parties, current	¥ 344	¥ 397	$ 49
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
H World
RELATED PARTY TRANSACTIONS AND BALANCES
Commission/service fee from related parties	¥ 182	¥ 283
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commission/service fee from related parties	185	160
Shangcheng
RELATED PARTY TRANSACTIONS AND BALANCES
Commission/service fee from related parties	210	196
Tongcheng Travel
RELATED PARTY TRANSACTIONS AND BALANCES
Commission/service fee from related parties	300	274
Service fee to Tongcheng Travel	61	51
Lvyue
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of loan from Lvyue	25	41
Related Party A | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	2,711	2,546
Due to related parties, current	265	284
Related Party D
RELATED PARTY TRANSACTIONS AND BALANCES
Commission/service fee from related parties	210	196
Related Party E
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of loan from the related party Lvyue	30	47
Related Party E | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	58	73
Related Party F
RELATED PARTY TRANSACTIONS AND BALANCES
Interest income from loans	5	5
Others | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	600	184
Due to related parties, current	¥ 79	¥ 113